Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

	As of December 31,
	2023	2022
Carrying amount
Batteries	$380,273	$359,873
Machinery equipment	63,083	64,675
Transportation equipment	1,479	3,651
Tooling equipment	3,394	3,373
Office equipment	750	490
Leasehold improvements	6,672	8,701
Construction in progress	46,225	2,206
	$501,876	$442,969

	For the Year Ended December 31, 2023
	Batteries	Machinery Equipment	Transportation Equipment	Tooling Equipment	Office Equipment	Leasehold Improvements	Construction in Progress	Total
Cost

Balance as of January 1	$530,113	$131,541	$11,292	$40,934	$2,796	$36,956	$2,206	$755,838
Additions (Note a)	78,511	18,369	197	3,699	561	2,524	45,432	149,293
Disposals (Note b and c)	(9,365)	(10,436)	(219)	(1,273)	(96)	(1,091)	(85)	(22,565)
Reclassifications	204	190	281	—	—	828	(1,503)	—
Exchange differences on translation	3,423	(833)	9	32	5	39	175	2,850
Balance as of December 31	602,886	138,831	11,560	43,392	3,266	39,256	46,225	885,416

Accumulated depreciation

Balance as of January 1	170,240	66,866	7,641	37,561	2,306	28,255	—	312,869
Depreciation expenses	54,361	18,635	2,560	3,676	270	5,283	—	84,785
Disposals	(5,031)	(10,398)	(52)	(1,268)	(96)	(1,020)	—	(17,865)
Exchange differences on translation	3,043	(709)	(68)	29	3	66	—	2,364
Balance as of December 31	222,613	74,394	10,081	39,998	2,483	32,584	—	382,153

Accumulated impairment

Impairment loss (Note d)	—	1,354	—	—	33	—	—	1,387
Balance as of December 31	—	1,354	—	—	33	—	—	1,387

Carrying amount as of December 31	$380,273	$63,083	$1,479	$3,394	$750	$6,672	$46,225	$501,876

	For the Year Ended December 31, 2022
	Batteries	Machinery Equipment	Transportation Equipment	Tooling Equipment	Office Equipment	Leasehold Improvements	Construction in Progress	Total
Cost

Balance as of January 1	$492,968	$134,426	$11,819	$40,176	$2,821	$38,141	$74	$720,425
Additions	90,086	15,074	850	4,871	279	25	6,711	117,896
Disposals	(1,580)	(4,275)	(153)	—	(59)	(1,586)	(270)	(7,923)
Reclassifications	—	—	—	—	41	4,253	(4,294)	—
Exchange differences on translation	(51,361)	(13,684)	(1,224)	(4,113)	(286)	(3,877)	(15)	(74,560)
Balance as of December 31	530,113	131,541	11,292	40,934	2,796	36,956	2,206	755,838

Accumulated depreciation

Balance as of January 1	137,437	58,850	5,716	36,897	2,342	25,800	—	267,042
Depreciation expenses	48,453	18,509	2,700	4,440	260	6,678	—	81,040
Disposals	(638)	(4,250)	(95)	—	(59)	(1,488)	—	(6,530)
Exchange differences on translation	(15,012)	(6,243)	(680)	(3,776)	(237)	(2,735)	—	(28,683)
Balance as of December 31	170,240	66,866	7,641	37,561	2,306	28,255	—	312,869

Carrying amount as of December 31	$359,873	$64,675	$3,651	$3,373	$490	$8,701	$2,206	$442,969

	For the Year Ended December 31, 2021
	Batteries	Machinery Equipment	Transportation Equipment	Tooling Equipment	Office Equipment	Leasehold Improvements	Construction in Progress	Total
Cost

Balance as of January 1	$397,452	$108,106	$10,838	$35,630	$2,552	$32,657	$677	$587,912
Additions	88,689	27,856	457	4,781	241	4,208	1,998	128,230
Disposals	(158)	(5,806)	(417)	(829)	(166)	(2,090)	(18)	(9,484)
Transfers from inventories	—	—	766	—	—	—	—	766
Reclassifications	—	49	—	—	2	2,536	(2,587)	—
Exchange differences on translation	6,985	4,221	175	594	192	830	4	13,001
Balance as of December 31	492,968	134,426	11,819	40,176	2,821	38,141	74	720,425

Accumulated depreciation

Balance as of January 1	89,163	43,217	3,143	31,419	1,869	19,169	—	187,980
Depreciation expenses	46,514	18,060	2,809	5,748	454	7,904	—	81,489
Disposals	(67)	(3,248)	(303)	(813)	(15)	(1,635)	—	(6,081)
Exchange differences on translation	1,827	821	67	543	34	362	—	3,654
Balance as of December 31	137,437	58,850	5,716	36,897	2,342	25,800	—	267,042

Carrying amount as of December 31	$355,531	$75,576	$6,103	$3,279	$479	$12,341	$74	$453,383
a.As of December 31, 2023, the Company classified $37.4 million of undeployed battery packs and related battery cells in property, plant and equipment based on the Company's deployment plan for the next 12 months.
b.Certain upgrades to batteries were carried out during the year ended December 31, 2023. The components removed from the batteries which have no future economic benefit from their uses or disposal, were derecognized. The losses on derecognition of removed components amounting to $2,586 thousand were recognized in “Costs of revenues” in profit or loss. Costs of replacement were recognized as “Property, plant and equipment”. The remaining estimated useful lives of certain batteries were extended as a result of the upgrades. Losses on disposals on property, plant and equipment other than the upgrades to batteries amounting to $1,642 thousand were recognized in “Other operating expenses” in profit or loss.
c.As of December 31, 2023, the Company reduced the carrying amounts of certain machinery equipment and office equipment which were under-utilized to their estimated recoverable amounts determined on the basis of their fair value less costs to sell using the cost approach, of which the fair value was based on the replacement costs in the market, taking into account of obsolescence. The fair value measurements were categorized within Level 3 of the fair value hierarchy. Impairment losses amounting to $1,387 thousand were recognized in “Other operating expenses” in profit or loss.
d.Property, plant and equipment were depreciated on a straight-line basis over the estimated useful lives of the assets:

Batteries	8-12 years
Machinery equipment	2-10 years
Transportation equipment	2-5 years
Tooling equipment	2 years
Office equipment	2-5 years
Leasehold improvements	2-10 years
e.Non-cash transactions

	For the Year Ended December 31
	2023	2022	2021
Additions to property, plant and equipment	$149,293	$117,896	$128,230
Changes in prepayments for property, plant and equipment	5,671	4,772	(109)
Changes in payables for property, plant and equipment	275	434	(382)
Transfer from inventories	(37,423)	—	—
Payments for acquisitions of property, plant and equipment	$117,816	$123,102	$127,739